Redeemable Convertible Preferred Stock and Stockholders' Deficit - Schedule of Stock-Based Compensation Expense (FY) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total stock-based compensation expense	$ 145,005	$ 7,660	$ 328,978	$ 15,849	$ 31,487	$ 15,154	$ 1,490
Cost of revenue
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total stock-based compensation expense	2,701	350	5,394	738	1,307	694	133
Technology and infrastructure
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total stock-based compensation expense	47,683	2,080	102,282	4,437	10,137	7,100	624
Sales and marketing
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total stock-based compensation expense	8,494	848	11,314	1,715	3,408	1,740	74
General and administrative
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total stock-based compensation expense	$ 86,127	$ 4,382	$ 209,988	$ 8,959	$ 16,635	$ 5,620	$ 659